Notes to Cash Flows - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Disposal of non-controlling interests	£ 181
Principal elements of lease payments	25	£ 46	£ 55
Cash outflow for leases	28	49
Interest received	4,873	5,176	5,856
Interest paid	1,085	1,900	2,587
Dividends received	0	0	0
Cash and cash equivalents restated	£ 53,367	50,206	34,367	£ 31,204
Increase (decrease) due to corrections of prior period errors
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Cash and cash equivalents restated		2,100	1,134
Change in operating liabilities
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Change in operating liabilities		£ 46	£ 55